Capital management and solvency (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Composition of Available Own Funds Across Tiers
The below table provides the composition of Aegon’s available own funds across Tiers:

Available own funds	December 31, 2019 Available own funds	December 31, 2018 Available own funds
Unrestricted Tier 1	12,724	12,204
Restricted Tier 1	2,614	3,406
Tier 2	2,370	1,487
Tier 3	762	505
Total available own funds	18,470	17,602

Summary of Equity Compares to Solvency II Own Funds
IFRS equity compares to Solvency II own funds as follows:

	December 31, 2019	December 31, 2018
Shareholders’ Equity	21,850	19,200
IFRS adjustments for Other Equity instruments and non controlling interests	2,591	3,342
Group Equity	24,441	22,542
Solvency II revaluations & reclassifications	(7,607)	(6,593)
Transferability restrictions 1)	(1,973)	(1,884)
Excess of Assets over Liabilities	14,861	14,065
Availability adjustments	4,446	4,326
Fungibility adjustments 2)	(838)	(789)
Available own funds	18,470	17,602
1	This includes the transferability restriction related to the RBC CAL conversion methodology.
2	Amongst others, this contains the exclusion of Aegon Bank.

Summary of Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio
The following table shows the composition of Aegon’s total capitalization, the calculation of the gross financial leverage ratio and its fixed charge coverage:

	Note	2019	2018
Total shareholders’ equity - based on IFRS as adopted by the EU	2	22,457	19,518

Non-controlling interests and Long Term Incentive Plans not yet vested	31, SOFP 2)	73	80

Revaluation reserves	30	(5,868)	(3,436)

Adjusted shareholders’ equity		16,662	16,162
Perpetual contingent convertible securities	31	500	-

Junior perpetual capital securities	31	1,564	2,808

Perpetual cumulative subordinated bonds	31	454	454

Fixed floating subordinated notes	32	1,404	1,389

Fixed subordinated notes	32	804	-

Trust pass-through securities	33	136	133

Currency revaluation other equity instruments 1)		54	110

Hybrid leverage		4,916	4,895

Senior debt 3)	37	1,738	1,774

Senior leverage		1,738	1,774

Total gross financial leverage		6,653	6,669

Total capitalization		23,316	22,831

Gross financial leverage ratio 4)		28.5%	29.2%

Fixed Charge Coverage		7.7x	8.2x

1	Other equity instruments that are denominated in foreign currencies are, for purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
2	Non-controlling interests are disclosed in the statement of financial position.
3	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR (7) million (2018: EUR (1) million).
4
To align closer to definitions used by peers and rating agencies, Aegon has retrospectively changed the definition of adjusted shareholders’ equity used in calculating the gross financial leverage ratio. Shareholders’ equity will no longer be adjusted for the remeasurement of defined benefit plans. All figures, including comparatives, are based on the new definition, unless stated otherwise.

Schedule of Total Distributable Items	The following table shows the composition of the total distributable items:

Distributable items 1)	2019	2018

Equity attributable to shareholders based on IFRS as adopted by the EU	22,457	19,518

Non-distributable items:

Share capital	(323)	(322)

Legal reserves 2)	(8,565)	(5,890)
At December 31	13,569	13,307
1	Distributable items under Dutch law; note that Solvency II ratios also possibly restricts the distribution of dividends.
2	The legal reserves in respect of the foreign currency translation reserve (FCTR), group companies and the positive revaluations in the revaluation reserves, cannot be freely distributed.